Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 $ / shares
Short-term borrowings	¥ 15,213	$ 2,107	¥ 86,261
Accounts payable	24,279	3,363	56,022
Salary and welfare payable	2,972	412	6,890
Accrued liabilities and other current liabilities	16,667	2,308	22,104
Amounts due to related parties, current			471
Contract liabilities	1,579	219	4,471
Operating lease liabilities, current	5,613	777	9,220
Derivative liabilities	5,721	792	10,701
Deferred tax liabilities	3,234	448	4,141
Operating lease liabilities, non-current	3,115	431	12,741
Other debts, non-current	43,941	$ 6,086	102,827
Variable Interest Entity, Primary Beneficiary
Short-term borrowings	10,213		363
Accounts payable	2,279		13,459
Salary and welfare payable	440		5,573
Accrued liabilities and other current liabilities	6,759		15,712
Contract liabilities	1,579		4,471
Operating lease liabilities, current	5,254		9,207
Derivative liabilities
Deferred tax liabilities
Operating lease liabilities, non-current	2,209		12,741
Other debts, non-current	11,500		75,481
Variable Interest Entity, Primary Beneficiary | Related Party
Amounts due to related parties, current			¥ 21
Class A Ordinary Shares
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.001
Common Stock, Shares Authorized (in Shares) | shares	15,000,000,000	15,000,000,000	129,500,000
Common Stock, Shares, Issued (in Shares) | shares	147,691,753	147,691,753	55,763,079
Common Stock, Shares, Outstanding (in Shares) | shares	147,691,753	147,691,753	55,763,079
Class B Ordinary Shares
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.001
Common Stock, Shares Authorized (in Shares) | shares	2,000,000,000	2,000,000,000	15,000,000
Common Stock, Shares, Issued (in Shares) | shares	13,037,729	13,037,729	13,037,729
Common Stock, Shares, Outstanding (in Shares) | shares	13,037,729	13,037,729	13,037,729